UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_| ; Amendment Number:
This Amendment (Check only one.):
                                 |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nierenberg Investment Management Company, Inc.
Address: 19605 NE 8th Street
         Camas, WA 98607

13F File Number: 028-10859

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Nierenberg
Title: President
Phone: 360-604-8600

Signature, Place, and Date of Signing:


DAVID NIERENBERG        Camas, WA,               May 15, 2008
--------------------------------------------------------------------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for This reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Report Summary:

Number of Other Included Managers:                 -1-

Form 13F Information Table Entry Total:            13

Form 13F Information Table Value Total:      $599,426
                                           (thousands)

List of Other Included Managers: 1 - Nierenberg Investment Management
                                Offshore, Inc.

                           Form 13F Information Table

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7             COLUMN 8

                                                                                                               Voting Authority
                              Title of             Value     SHS OR            PUT/   Invest.   Other
Name of Issuer                  Class     Cusip   (x$1000)   PRN AMT  SH/PRN   CALL  Disc.(1)  Managers     Sole       Shared  None
ASSET ACCEPTANCE
CAPITAL CORP                   Common   04543P100  29,355   3,048,303    SH          defined        1     2,496,506   551,797
BROOKS AUTOMATION INC          Common   114340102  50,838   5,230,258    SH          defined        1     4,142,140 1,088,118
ELECTRO SCIENTIFIC INDS INC    Common   285229100  62,786   3,809,827    SH          defined        1     2,995,413   814,414
MEDCATH CORPORATION            Common   58404W109  53,408   2,934,511    SH          defined        1     2,376,345   558,166
METALLIC VENTURES GOLD INC     Common   591253109  18,365   9,447,861    SH          defined        1     7,335,886 2,111,975
METALLIC VENTURES GOLD-WTS     Common   591253109      39     371,700    SH          defined        1       353,980    17,720
MEXICAN RESTAURANTS INC        Common   59283R104   6,859   1,192,956    SH          defined        1       922,965   269,991
MOVE, INC                      Common   62458M108  41,540  13,487,083    SH          defined        1    11,008,143 2,478,940
NATCO GROUP INC.               Common   63227W203  59,388   1,270,338    SH          defined        1       991,543   278,795
NATUS MEDICAL INC              Common   639050103  75,955   4,184,845    SH          defined        1     3,227,217   957,628
RADISYS CORP                   Common   750459109  44,569   4,417,163    SH          defined        1     3,615,987   801,176
REDWOOD TRUST INC              Common   758075402  68,753   1,891,425    SH          defined        1     1,583,036   308,389
SUPERIOR ENERGY SERVICES INC   Common   868157108  87,568   2,210,209    SH          defined        1     1,807,868   402,341

(1) Nierenberg Investment Management Company, Inc. shares investment discretion with Nierenberg Investment Management Offshore, Inc. only with respect to those shares with which it shares voting authority, as set forth in Column 8.